Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 29, 2013
Compensation and Retirement Disclosure [Abstract]
Components of net periodic benefit cost
Net periodic benefit costs for the Company’s defined benefit retirement plans and other benefit plans for 2013, 2012 and 2011 include the following components:

	Retirement Plans			Other Benefit Plans
(Dollars in Millions)	2013	2012	2011	2013	2012	2011
Service cost	$906	722	638	196	175	149
Interest cost	908	878	853	151	165	188
Expected return on plan assets	(1,447)	(1,236)	(1,108)	(6)	(4)	(1)
Amortization of prior service cost (credit)	6	6	9	(2)	(3)	(3)
Amortization of net transition obligation	1	1	1	—	—	—
Recognized actuarial losses	681	494	388	111	76	45
Curtailments and settlements	—	—	—	2	—	—
Net periodic benefit cost	$1,055	865	781	452	409	378

Amounts expected to be recognized in net periodic benefit cost
Amounts expected to be recognized in net periodic benefit cost in the coming year for the Company’s defined benefit retirement plans and other post-retirement plans:

(Dollars in Millions)
Amortization of net transition obligation	$—
Amortization of net actuarial losses	553
Amortization of prior service cost	3

Rates Used to Develop Actuarial Present Value of Projected Benefit Obligation
The weighted-average assumptions in the following table represent the rates used to develop the actuarial present value of projected benefit obligation for the year listed and also the net periodic benefit cost for the following year.

	Retirement Plans			Other Benefit Plans
	2013	2012	2011	2013	2012	2011
Worldwide Benefit Plans
Discount rate	4.78%	4.25%	5.13%	5.25%	4.55%	5.25%
Expected long-term rate of return on plan assets	8.46%	8.45%	8.62%
Rate of increase in compensation levels	4.08%	4.08%	4.19%	4.29%	4.28%	4.28%

Assumed health care cost trend rates
The following table displays the assumed health care cost trend rates, for all individuals:

Health Care Plans	2013	2012
Health care cost trend rate assumed for next year	6.50%	6.50%
Rate to which the cost trend rate is assumed to decline (ultimate trend)	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2032	2032

Effect of one percentage point change in assumed health care cost trend rates
A one-percentage-point change in assumed health care cost trend rates would have the following effect:

	One-Percentage-	One-Percentage-
(Dollars in Millions)	Point Increase	Point Decrease
Health Care Plans
Total interest and service cost	$45	$(34)
Post-retirement benefit obligation	432	(347)

Schedule of Net Funded Status
The following table sets forth information related to the benefit obligation and the fair value of plan assets at year-end 2013 and 2012 for the Company’s defined benefit retirement plans and other post-retirement plans:

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2013	2012	2013	2012
Change in Benefit Obligation
Projected benefit obligation — beginning of year	$21,829	17,424	4,159	3,790
Service cost	906	722	196	175
Interest cost	908	878	151	165
Plan participant contributions	54	35	—	—
Amendments	35	12	7	—
Actuarial (gains) losses	(1,432)	2,662	296	459
Divestitures & acquisitions	8	629	—	—
Curtailments, settlements & restructuring	(15)	(6)	(11)	—
Benefits paid from plan	(751)	(697)	(373)	(432)
Effect of exchange rates	(54)	170	(18)	2
Projected benefit obligation — end of year	$21,488	21,829	4,407	4,159
Change in Plan Assets
Plan assets at fair value — beginning of year	$17,536	13,736	122	8
Actual return on plan assets	3,573	1,926	15	3
Company contributions	565	1,838	323	543
Plan participant contributions	54	35	—	—
Settlements	(4)	(2)	—	—
Divestitures & acquisitions	9	593	—	—
Benefits paid from plan assets	(751)	(697)	(373)	(432)
Effect of exchange rates	(81)	107	—	—
Plan assets at fair value — end of year	$20,901	17,536	87	122
Funded status — end of year	$(587)	(4,293)	(4,320)	(4,037)
Amounts Recognized in the Company’s Balance Sheet consist of the following:
Non-current assets	$2,363	194	$—	—
Current liabilities	(71)	(65)	(302)	(307)
Non-current liabilities	(2,879)	(4,422)	(4,018)	(3,730)
Total recognized in the consolidated balance sheet — end of year	$(587)	(4,293)	$(4,320)	(4,037)
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	$3,344	7,586	$1,732	1,601
Prior service cost (credit)	26	9	(6)	(14)
Unrecognized net transition obligation	2	2	—	—
Total before tax effects	$3,372	7,597	$1,726	1,587

Accumulated Benefit Obligations — end of year	$19,203	19,267

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2013	2012	2013	2012
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	$1,055	865	$452	409
Net actuarial (gain) loss	(3,559)	2,007	248	458
Amortization of net actuarial loss	(681)	(494)	(111)	(76)
Prior service cost	34	12	8	—
Amortization of prior service (cost) credit	(13)	(6)	—	3
Effect of exchange rates	(6)	79	(6)	1
Total recognized in other comprehensive income, before tax	$(4,225)	1,598	$139	386
Total recognized in net periodic benefit cost and other comprehensive income	$(3,170)	2,463	$591	795

Information related to the benefit obligation and the fair value of plan assets
The following table displays the funded status of the Company's U.S. Qualified & Non-Qualified pension plans and international funded and unfunded pension plans at December 29, 2013 and December 30, 2012, respectively:

	U.S. Plans				International Plans
	Qualified Plans		Non-Qualified Plans		Funded Plans		Unfunded Plans
(Dollars in Millions)	2013	2012	2013	2012	2013	2012	2013	2012
Plan Assets	$13,990	11,464	—	—	6,911	6,072	—	—
Projected Benefit Obligation	11,921	12,420	1,296	1,343	7,797	7,586	474	480
Accumulated Benefit Obligation	10,745	11,001	1,065	1,070	6,974	6,774	419	422
Over (Under) Funded Status
Projected Benefit Obligation	$2,069	(956)	(1,296)	(1,343)	(886)	(1,514)	(474)	(480)
Accumulated Benefit Obligation	3,245	463	(1,065)	(1,070)	(63)	(702)	(419)	(422)

Projected future benefit payments from company's retirement and other benefit plans
The following table displays the projected future benefit payments from the Company’s retirement and other benefit plans:

(Dollars in Millions)	2014	2015	2016	2017	2018	2019-2023
Projected future benefit payments
Retirement plans	$778	794	840	890	933	6,071
Other benefit plans	$313	309	305	302	299	1,469

Projected future minimum contributions to the Company's U.S. and international unfunded retirement plans
The following table displays the projected future minimum contributions to the unfunded retirement plans. These amounts do not include any discretionary contributions that the Company may elect to make in the future.

(Dollars in Millions)	2014	2015	2016	2017	2018	2019-2023
Projected future contributions	$74	73	78	95	89	524

Company' retirement plan asset allocation and target allocations
The Company’s retirement plan asset allocation at the end of 2013 and 2012 and target allocations for 2014 are as follows:

	Percent of Plan Assets		Target Allocation
	2013	2012	2014
Worldwide Retirement Plans
Equity securities	76%	75%	71%
Debt securities	24	25	29
Total plan assets	100%	100%	100%

Schedule of Defined Benefit Plans Disclosures
The following table sets forth the Retirement Plans' trust investments measured at fair value as of December 29, 2013 and December 30, 2012:

	Quoted Prices in Active Markets for Identical Assets		Significant Other Observable Inputs		Significant Unobservable Inputs
	(Level 1)		(Level 2)		(Level 3)		Total Assets
(Dollars in Millions)	2013	2012	2013	2012	2013	2012	2013	2012
Short-term investment funds	$304	155	561	627	—	—	865	782
Government and agency securities	—	53	1,965	1,706	—	—	1,965	1,759
Debt instruments	—	2	1,215	1,641	1	3	1,216	1,646
Equity securities	10,526	8,104	23	1	4	4	10,553	8,109
Commingled funds	—	11	5,846	4,985	44	50	5,890	5,046
Insurance contracts	—	—	2	—	23	24	25	24
Other assets	4	—	314	101	69	69	387	170
Trust investments at fair value	$10,834	8,325	9,926	9,061	141	150	20,901	17,536

Summary of changes in the fair value of the Plan's Level 3 assets
The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 assets for the years ended December 29, 2013 and December 30, 2012:

(Dollars in Millions)	Debt Instruments	Equity Securities	Commingled Funds	Insurance Contracts	Other Assets	Total Level 3
Balance January 1, 2012	$9	16	33	25	65	148
Realized gains (losses)	—	(1)	—	—	(5)	(6)
Unrealized gains (losses)	—	—	—	—	—	—
Purchases, sales, issuances and settlements, net	(6)	(11)	17	(1)	9	8
Balance December 30, 2012	3	4	50	24	69	150
Realized gains (losses)	—	—	—	—	(5)	(5)
Unrealized gains (losses)	—	(1)	—	(1)	—	(2)
Purchases, sales, issuances and settlements, net	(2)	1	(6)	—	5	(2)
Balance December 29, 2013	$1	4	44	23	69	141